Document and Entity Information	0 Months Ended
Sep. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2013
Registrant Name	Provident Mutual Funds, Inc.
Central Index Key	0000796227
Amendment Flag	false
Document Creation Date	Jan. 29, 2014
Document Effective Date	Jan. 31, 2014
Prospectus Date	Jan. 31, 2014
Provident Trust Strategy Fund | Provident Trust Strategy Fund
Risk/Return:
Trading Symbol	PROVX